Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible notes	Private placement	Series C convertible preferred stock	Series A convertible preferred stock	Common stock	Common stock Convertible notes	Common stock Private placement	Additional paid-in capital	Additional paid-in capital Convertible notes	Additional paid-in capital Private placement	Accumulated deficit
Balance at Dec. 31, 2016	$ 2,045					$ 1			$ 55,048			$ (53,004)
Balance, Shares at Dec. 31, 2016				457,734		4,394,689
Issuance of stock, net of issuance costs, Shares				559,849
Exercise of stock options	15								15
Exercise of stock options, Shares						14,108
Exercise of common stock warrants	18								18
Exercise of common stock warrants, Shares						2,044
Issuance of common stock warrants, net of issuance costs	4,934								4,934
Stock-based compensation	552								552
Net loss	(8,369)											(8,369)
Balance at Dec. 31, 2017	(805)					$ 1			60,567			(61,373)
Balance, Shares at Dec. 31, 2017				1,017,583		4,410,841
Issuance of stock, net of issuance costs, Shares				473,216
Issuance of common stock warrants, net of issuance costs	4,319								4,319
Stock-based compensation	226								226
Net loss	(2,281)											(2,281)
Balance at Mar. 31, 2018	1,459					$ 1			65,112			(63,654)
Balance, Shares at Mar. 31, 2018				1,490,799		4,410,841
Balance at Dec. 31, 2017	(805)					$ 1			60,567			(61,373)
Balance, Shares at Dec. 31, 2017				1,017,583		4,410,841
Net loss	(6,744)
Balance at Sep. 30, 2018	(2,285)					$ 1			65,831			(68,117)
Balance, Shares at Sep. 30, 2018				1,524,122		4,411,567
Balance at Dec. 31, 2017	(805)					$ 1			60,567			(61,373)
Balance, Shares at Dec. 31, 2017				1,017,583		4,410,841
Issuance of stock, net of issuance costs, Shares				506,539
Exercise of stock options	5								5
Exercise of stock options, Shares						726
Issuance of common stock warrants, net of issuance costs	4,537								4,537
Stock-based compensation	912								912
Net loss	(10,004)											(10,004)
Balance at Dec. 31, 2018	(5,355)					$ 1			66,021			(71,377)
Balance, Shares at Dec. 31, 2018				1,524,122		4,411,567
Balance at Mar. 31, 2018	1,459					$ 1			65,112			(63,654)
Balance, Shares at Mar. 31, 2018				1,490,799		4,410,841
Issuance of stock, net of issuance costs, Shares				33,323
Issuance of common stock warrants, net of issuance costs	218								218
Stock-based compensation	250								250
Net loss	(2,253)											(2,253)
Balance at Jun. 30, 2018	(326)					$ 1			65,580			(65,907)
Balance, Shares at Jun. 30, 2018				1,524,122		4,410,841
Issuance of stock, net of issuance costs	5								5
Issuance of stock, net of issuance costs, Shares						726
Stock-based compensation	246								246
Net loss	(2,210)											(2,210)
Balance at Sep. 30, 2018	(2,285)					$ 1			65,831			(68,117)
Balance, Shares at Sep. 30, 2018				1,524,122		4,411,567
Balance at Dec. 31, 2018	(5,355)					$ 1			66,021			(71,377)
Balance, Shares at Dec. 31, 2018				1,524,122		4,411,567
Cumulative effect adjustment of accounting method change	(45)											(45)
Stock-based compensation	258								258
Net loss	(5,156)											(5,156)
Balance at Mar. 31, 2019	(10,298)					$ 1			66,279			(76,578)
Balance, Shares at Mar. 31, 2019				1,524,122		4,411,567
Balance at Dec. 31, 2018	(5,355)					$ 1			66,021			(71,377)
Balance, Shares at Dec. 31, 2018				1,524,122		4,411,567
Net loss	(14,574)
Balance at Sep. 30, 2019	18,894					$ 1			104,889			(85,996)
Balance, Shares at Sep. 30, 2019					1,231	11,964,329
Balance at Mar. 31, 2019	(10,298)					$ 1			66,279			(76,578)
Balance, Shares at Mar. 31, 2019				1,524,122		4,411,567
Issuance of stock, net of issuance costs	41								41
Issuance of stock, net of issuance costs, Shares						37,264
Stock-based compensation	258								258
Net loss	(3,692)											(3,692)
Balance at Jun. 30, 2019	(13,691)					$ 1			66,578			(80,270)
Balance, Shares at Jun. 30, 2019				1,524,122		4,448,831
Issuance of stock, net of issuance costs	718		$ 19,802						718		$ 19,802
Issuance of stock, net of issuance costs, Shares					1,231	647,411		3,076,923
Issuance of common stock through conversion		$ 12,687								$ 12,687
Issuance of common stock through conversion, Shares				(1,524,122)		1,524,122	2,267,042
Additional paid in capital assumed in Business Combination	420								420
Issuance of Series A preferred stock at $3,250 per share	4,000								4,000
Stock-based compensation	684								684
Net loss	(5,726)											(5,726)
Balance at Sep. 30, 2019	$ 18,894					$ 1			$ 104,889			$ (85,996)
Balance, Shares at Sep. 30, 2019					1,231	11,964,329